UNITED STATES
                SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON D.C. 20549
                             FORM 13F
                     FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended:  12/31/2006
Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:                             Cambridge Financial Group, Inc.
Address:                          4100 Horizons Drive
                                  Suite 200
                                  Columbus, OH  43220
13F File Number:

The institutional investment manager filing this report
and the person by whom it is signed hereby represent that
the person signing the report is authorized to submit it,
that all information contained herein is true, correct
and complete, and that it is understood that all required
items, statements, schedules, lists, and tables, are
considered integral parts of this submission.
Person Signing this Report on Behalf of Reporting Manager:
Name:                 Gregory J. Bauer
Title:                Managing Director
Phone:                614-457-1530
Signature,            Place,                and Date of Signing:
                      Columbus, Ohio        02/14/2007
Report Type (Check only one.):
                               [ X]        13F HOLDINGS REPORT.
                               [  ]        13F NOTICE.
                               [  ]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           None
Form 13F Information Table Entry Total:      28
Form 13F Information Table Value Total:      892256
List of Other Included Managers:
No.  13F File Number

Information Table:

                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
______________________________ ________________ _________ ________ ________ ___ ____ _______ ____________ ________ ________ ________
ARCHER DANIELS MIDLAND CO       COM             039483102    17377   543717 SH       SOLE                   543717
ALLEGHENY TECHNOLOGIES INC      COM             01741R102    42213   465518 SH       SOLE                   465518
BOEING CO                       COM             097023105    34318   386288 SH       SOLE                   386288
BELLSOUTH CORP                  COM             079860102    36576   776396 SH       SOLE                   776396
CATERPILLAR INC DEL             COM             149123101    26084   425291 SH       SOLE                   425291
CSX CORP                        COM             126408103    33831   982607 SH       SOLE                   982607
CITRIX SYS INC                  COM             177376100    17297   639479 SH       SOLE                   639479
COMCAST                         COM             20030N101    34116   805957 SH       SOLE                   805957
FEDEX CORP                      COM             31428X106    29080   267720 SH       SOLE                   267720
GENERAL * MTRS CORP             COM             370442105    28193   917747 SH       SOLE                   917747
GOLDMAN SACHS GROUP INC         COM             38141G104    36996   185586 SH       SOLE                   185586
HEWLETT PACKARD CO              COM             428236103    34661   841493 SH       SOLE                   841493
HUMANA INC                      COM             444859102    28461   514577 SH       SOLE                   514577
INTERNATIONAL BUSINESS MACHS    COM             459200101    35774   368231 SH       SOLE                   368231
JOHNSON CONTROLS                COM             478366107    31723   369219 SH       SOLE                   369219
KOHLS                           COM             500255104    33420   488387 SH       SOLE                   488387
NORDSTROM INC                   COM             655664100    34033   689774 SH       SOLE                   689774
MONSANTO CO NEW                 COM             61166W101    41619   792298 SH       SOLE                   792298
NUCOR CORP                      COM             670346105    33375   610594 SH       SOLE                   610594
OFFICEMAX INC DEL               COM             67622P101    35299   710947 SH       SOLE                   710947
ORACLE                          COM             68389X105    25460  1485393 SH       SOLE                  1485393
PPG INDS INC                    COM             693506107    30470   474537 SH       SOLE                   474537
RYDER SYS INC                   COM             783549108    23803   466187 SH       SOLE                   466187
ROHM & HAAS CO                  COM             775371107    31764   621373 SH       SOLE                   621373
DONNELLEY R R & SONS CO         COM             257867101    32889   925406 SH       SOLE                   925406
SHERWIN WILLIAMS CO             COM             824348106    34065   535782 SH       SOLE                   535782
SYSCO CORP                      COM             871829107    34702   944029 SH       SOLE                   944029
V F CORP                        COM             918204108    34657   422232 SH       SOLE                   422232